Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Organization and Principal Activities
Schedule of major subsidiaries and consolidated VIEs

	Date of	Place of	Percentage of
	Incorporation	Incorporation	Ownership
Shanghai SINA Leju Information Technology Co., Ltd (“Shanghai SINA Leju”)	08-May-08	PRC	100%
E-House City Re-House Real Estate Agency (Shanghai) Co., Ltd (“City Re-House”)	04-Mar-10	PRC	100%
Shanghai Yi Yue Information Technology Co., Ltd (“Shanghai Yi Yue”)	16-Sep-11	PRC	100%
Beijing Maiteng Fengshun Science and Technology Co., Ltd (“Beijing Maiteng”)	04-Jan-12	PRC	84%
Beijing Yisheng Leju Information Services Co., Ltd. (“Beijing Leju”)	13-Feb-08	PRC	VIE
Shanghai Leju Hao Fang Information Service Co., Ltd. (“Leju Hao Fang”) (formerly known as Shanghai Yi Xin E-Commerce Co., Ltd.)	05-Dec-11	PRC	VIE
Beijing Jiajujiu E-Commerce Co., Ltd. (“Beijing Jiajujiu”)	22-Mar-12	PRC	VIE